Advances from Federal Home Loan Bank of New York (''FHLB'') (Tables)	12 Months Ended
Mar. 31, 2013
Advances from Federal Home Loan Bank of New York ("FHLB") [Abstract]
Schedule of maturities and weighted average fixed interest rates of FHLB advances

The maturities and weighted average fixed interest rates of FHLB advances were as follows:

	March 31,
	2013		2012
Maturing During Year Ending	Balance	Weighted Average Interest Rate	Balance	Weighted Average Interest Rate
	(Dollars In Thousands)
2013	$—	—%	$21,471	3.92%
2014	—	—	7,308	3.36
2015	—	—	2,400	3.88
2016	10,000	2.24	5,000	3.74
2017	—	—	—	—
2018	32,500	3.82	32,500	3.82
Thereafter	10,000	4.04	10,000	4.04

	$52,500	3.56%	$78,679	3.83%

Summary of carrying value of collateral pledged for advances

The carrying value of collateral pledged for the above advances was as follows:

	March 31,
	2013	2012
	(In Thousands)
Available for Sale:
Mortgage-backed securities	$—	$19,451

Held to maturity:
Debt security - Government-sponsored enterprises	5,000	5,000
Mortgage-backed securities	47,643	55,738

	52,643	60,738

	$52,643	$80,189